D. INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
4. INVENTORIES

At December 31, 2013 and 2012, inventories consisted of the following:

	2013	2012
	(in thousands)
Raw materials	$8,832	$4,755
Work in process	8,708	4,434
Finished goods	2,068	3,304
	$19,608	$12,493

For the years ended December 31, 2013, 2012 and 2011, the lower of cost or market adjustment expensed for inventory was $0.5 million, $0.9 million and $1.6 million, respectively.